Description of the Business (Details) - TOI Parent Inc.	9 Months Ended	12 Months Ended
	Sep. 30, 2021 subsidiary	Dec. 31, 2020 subsidiary item
Number of wholly-owned subsidiaries | subsidiary	3	3
Minimum number of oncologists and mid-level professionals within three states		66
Minimum number of clinic locations within three states		40